BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BANK BORROWINGS
Schedule of principal repayment of bank borrowings

Repayment Amount
RMB
2023	512,000
2024	140,000
2025	260,000
2026	65,000
2027 and thereafter	219,210